Commitments and Contingencies, Commitments Under Long-Term Lease Contracts (Details)	Jun. 30, 2026 USD ($)
Future Minimum Contracted Lease Payments [Abstract]
June 30, 2027	$ 30,860,021
June 30, 2028	4,883,629
Total	35,743,650
Energiepark Heringen-Philippsthal WP HP GmbH & Co, KG [Member]
Future Minimum Contracted Lease Payments [Abstract]
Payment commitments for use of land	$ 2,400,000